UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  646.307.4181

Date of fiscal year end:   02/28/2014

Date of reporting period: 05/31/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 91.10%

ASSET ALLOCATION FUNDS (6.54%)
PowerShares DB G10 Currency Harvest Fund (a)	4,581	$121,442
SPDR Barclays Convertible Securities ETF	2,217	97,105
		218,547

EQUITY FUNDS (84.56%)
First Trust Multi Cap Value AlphaDEX Fund	12,709	489,424
iShares S&P Global Financials Sector Index Fund	3,208	163,159
PowerShares S&P 500 Low Volatility Portfolio	5,075	157,071
SPDR S&P Emerging Asia Pacific ETF	2,022	154,926
SPDR S&P Homebuilders ETF	5,271	162,663
Vanguard FTSE All-World ex-US ETF	16,312	758,671
Vanguard Growth ETF	3,635	291,127
Vanguard Industrials ETF	1,981	164,165
Vanguard Value ETF	7,057	484,886
		2,826,092

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,097,593)		3,044,639

SHORT TERM INVESTMENTS - 11.21%
Federated Government Obligations Fund, 0.01% (b) (Cost $374,822)	374,822	374,822

TOTAL INVESTMENTS (Cost $3,472,415) - 102.31%		$3,419,461
LIABILITIES IN EXCESS OTHER ASSETS, NET - (2.31)%		(77,154)
NET ASSETS - 100%		$3,342,307

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 Investment Valuation– Equity securities, including Exchange Traded Funds (“ETFs”), listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of May 31, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Stringer Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

Stringer Growth Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (b)	$3,044,639	$-	$3,044,639
Money Market Funds	374,822	-	374,822
Totals	$3,419,461	$-	$3,419,461

(a)
As of and during the period since inception from March 28, 2013 through May 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from March 28, 2013 through May 31, 2013.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 28, 2013 through May 31, 2013, no securities were fair valued.

Exchange Traded Funds – A Fund may invest in ETFs.  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – the Fund is a non-diversified Fund.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2013 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Stringer Growth Fund	$3,472,415	$13,595	$(66,549)	$(52,954)

SNOW CAPITAL FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 93.72%

Aerospace & Defense (1.92%)
General Dynamics Corp.	65	$5,012

Agriculture (3.69%)
Altria Group, Inc.	120	4,332
Archer-Daniels-Midland Corp.	165	5,318
		9,650

Auto Parts & Equipment (3.14%)
Johnson Controls, Inc.	220	8,219

Banks (7.37%)
Banco Santander SA - ADR	740	5,328
Capital One Financial Corp.	90	5,484
JPMorgan Chase & Corp.	155	8,461
		19,273

Chemicals (3.04%)
PetroLogistics LP (a)	590	7,965

Diversified Financial Services (3.33%)
Federated Investors, Inc.	315	8,716

Electric (2.45%)
Duke Energy Corp.	55	3,681
FirstEnergy Corp.	70	2,731
		6,412

Hand & Machine Tools (2.07%)
Kennametal, Inc.	125	5,418

Healthcare Services (2.80%)
WellPoint, Inc.	95	7,312

Insurance (6.16%)
Hartford Financial Services Group, Inc.	245	7,504
MetLife, Inc.	195	8,621
		16,125

Iron & Steel (1.79%)
Nucor Corp.	105	4,674

Leisure Time (1.87%)
Royal Caribbean Cruises Ltd.	140	4,901

Media (1.85%)
Gannett Co., Inc.	225	4,837

Miscellaneous Manufacturing (5.01%)
Eaton Corp. PLC	80	5,285
General Electric Co.	335	7,812
		13,097

Oil & Gas (15.73%)
BP PLC - ADR	185	7,938
Chesapeake Energy Corp.	255	5,569
ConocoPhillips	45	2,760
Devon Energy Corp.	85	4,832
Noble Corp.	125	4,844
Phillips 66	115	7,656
Suburban Propane Partners LP (a)	160	7,558
		41,157

SNOW CAPITAL FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 93.72% (continued)

Oil & Gas Services (2.52%)
Baker Hughes, Inc.	145	$6,595

Packaging & Containers (1.38%)
Sealed Air Corp.	150	3,603

Pharmaceuticals (5.30%)
Pfizer, Inc.	250	6,807
Teva Pharmaceutical Industries Ltd. - ADR	185	7,067
		13,874

Real Estate Investment Trusts (2.36%)
Annaly Capital Management, Inc.	455	6,179

Retail (3.14%)
Kohl's Corp.	160	8,226

Savings & Loans (3.79%)
First Niagara Financial Group, Inc.	1,015	9,917

Semiconductors (5.67%)
Intel Corp.	255	6,191
Intersil Corp.	240	1,968
Marvell Technology Group Ltd.	235	2,547
Texas Instruments, Inc.	115	4,127
		14,833

Software (5.58%)
Microsoft Corp.	270	9,418
Quality Systems, Inc.	290	5,185
		14,603

Telecommunications (1.76%)
Verizon Communications Inc.	95	4,606

TOTAL COMMON STOCK (Cost $235,949)		245,204

PREFERRED STOCK - 4.09%
Banks - (4.09%)
Bank of America Corp., 7.25%, Series L	9	10,692
TOTAL PREFERRED STOCK (Cost $11,381)		10,692

SHORT TERM INVESTMENTS - 3.16%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $8,273)	8,273	8,273

TOTAL INVESTMENTS (Cost $255,603) - 100.97%		$264,169
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.97%)		(2,544)
NET ASSETS - 100%		$261,625

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW CAPITAL FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 94.69%

Aerospace & Defense (3.57%)
General Dynamics Corp.	125	$9,637

Auto Parts & Equipment (4.22%)
Johnson Controls, Inc.	305	11,395

Banks (10.47%)
JPMorgan Chase & Co.	265	14,466
KeyCorp	510	5,498
Wells Fargo & Co.	205	8,313
		28,277
Electronics (6.04%)
Agilent Technologies, Inc.	175	7,954
Avnet, Inc. (a)	245	8,369
		16,323
Hand & Machine Tools (4.65%)
Kennametal, Inc.	290	12,569

Healthcare Services (9.89%)
Community Health Systems, Inc.	315	15,173
WellPoint, Inc.	150	11,545
		26,718
Insurance (15.93%)
Genworth Financial, Inc. (a)	1,055	11,405
Hartford Financial Services Group, Inc.	485	14,856
MetLife, Inc.	380	16,800
		43,061
Leisure Time (3.11%)
Royal Caribbean Cruises Ltd.	240	8,402

Mining (4.11%)
Rio Tinto PLC - ADR	260	11,107

Miscellaneous Manufacturing (3.91%)
Eaton Corp. PLC	160	10,570

Oil & Gas (8.59%)
BP PLC - ADR	340	14,589
Chesapeake Energy Corp.	395	8,627
		23,216
Oil & Gas Services (3.95%)
Baker Hughes, Inc.	235	10,688

Retail (6.73%)
Big Lots, Inc. (a)	225	7,661
Kohl's Corp.	205	10,539
		18,200
Software (9.52%)
Microsoft Corp.	460	16,045
VeriFone Systems, Inc. (a)	415	9,682
		25,727

TOTAL COMMON STOCK (Cost $236,436)		255,890

SHORT TERM INVESTMENTS - 6.32%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $17,092)	17,092	17,092

TOTAL INVESTMENTS (Cost $253,528) - 101.01%		$272,982
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.01)%		(2,740)
NET ASSETS - 100%		$270,242

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW CAPITAL FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 82.62%
Aerospace & Defense (2.51%)
General Dynamics Corp.	170	$13,107

Auto Parts & Equipment (3.00%)
Johnson Controls, Inc.	420	15,691

Banks (6.35%)
KeyCorp	280	3,018
JPMorgan Chase & Co.	390	21,290
Wells Fargo & Co.	220	8,921
		33,229
Electronics (6.22%)
Agilent Technologies, Inc.	190	8,635
Avnet, Inc. (a)	700	23,912
		32,547
Hand & Machine Tools (3.31%)
Kennametal, Inc.	400	17,336

Healthcare Services (11.24%)
Community Health Systems, Inc.	790	38,054
WellPoint, Inc.	270	20,782
		58,836
Insurance (14.81%)
Genworth Financial, Inc. (a)	2,590	27,998
Hartford Financial Services Group, Inc.	750	22,973
MetLife, Inc.	600	26,526
		77,497
Leisure Time (4.48%)
Royal Caribbean Cruises Ltd.	670	23,457

Mining (2.94%)
Rio Tinto PLC - ADR	360	15,379

Miscellaneous Manufacturing (3.54%)
Eaton Corp. PLC	280	18,497

Oil & Gas (7.25%)
BP PLC - ADR	670	28,750
Chesapeake Energy Corp.	420	9,173
		37,923
Oil & Gas Services (2.78%)
Baker Hughes, Inc.	320	14,554

Retail (4.25%)
Big Lots, Inc. (a)	260	8,853
Kohl's Corp.	260	13,367
		22,220
Software (9.94%)
Microsoft Corp.	1,150	40,112
VeriFone Systems, Inc.	510	11,898
		52,010
TOTAL COMMON STOCK (Cost $416,046)		432,283

EXCHANGE-TRADED FUNDS - 11.81%
Equity Funds (11.81%)
Consumer Staples Select Sector SPDR Fund	700	28,028
SPDR S&P Telecom ETF	360	17,548
Utilities Select Sector SPDR Fund	430	16,211
TOTAL EXCHANGE-TRADED FUND (Cost $62,739)		61,787

SNOW CAPITAL FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

SHORT TERM INVESTMENTS - 5.29%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $27,677)	27,677	$27,677

TOTAL INVESTMENTS (Cost $506,462) - 99.72%		521,747
OTHER ASSETS LESS LIABILITIES, NET - 32.02%		167,566
SECURITIES SOLD SHORT (Proceeds $167,045) (31.74%)		(166,084)
NET ASSETS - 100%		$523,230

SECURITIES SOLD SHORT - (31.74)%
COMMON STOCK - (5.54)%	Shares	Fair Value
Biotechnology (0.45%)
Biogen Idec, Inc. (a)	10	$2,375

Building Materials (1.13%)
Eagle Materials, Inc.	40	2,950
Fortune Brands Home & Security, Inc.	70	2,960
		5,910
Diversified Financial Services (0.52%)
WisdomTree Investments, Inc. (a)	220	2,737

Electric (0.56%)
Dynegy, Inc.	120	2,924

Food (0.57%)
Fresh Market, Inc. (a)	60	2,972

Oil & Gas (0.55%)
WPX Energy, Inc. (a)	150	2,889

Retail (0.54%)
Saks, Inc. (a)	190	2,818

Semiconductors (0.60%)
Micron Technology, Inc. (a)	270	3,154

Telecommunications (0.62%)
T-Mobile US, Inc.	150	3,214

TOTAL COMMON STOCK SOLD SHORT (Proceeds $28,797)		28,993

EXCHANGE-TRADED FUNDS - (26.20%)
Equity Funds (26.20%)
Consumer Discretionary Select Sector SPDR Fund	350	19,642
Energy Select Sector SPDR Fund	240	19,327
Financial Select Sector SPDR Fund	1,000	19,840
Health Care Select Sector SPDR Fund	410	19,737
Industrial Select Sector SPDR Fund	450	19,571
Materials Select Sector SPDR Fund	480	19,344
Technology Select Sector SPDR Fund	620	19,629
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $138,248)		137,090
TOTAL SECURITIES SOLD SHORT (Proceeds $167,045)		$166,083

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW CAPITAL FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 95.83%

Aerospace & Defense (2.31%)
General Dynamics Corp.	80	$6,168

Agriculture (0.66%)
Archer-Daniels-Midland Co.	55	1,773

Auto Parts & Equipment (2.52%)
Johnson Controls, Inc.	180	6,725

Banks (17.22%)
Bank of America Corp.	385	5,259
Citigroup, Inc.	100	5,199
Goldman Sachs Group, Inc.	20	3,242
JPMorgan Chase & Co.	260	14,193
KeyCorp	305	3,288
Morgan Stanley	65	1,684
PNC Financial Services Group, Inc.	20	1,433
US Bancorp/MN	50	1,753
Wells Fargo & Co.	245	9,935
		45,986
Cosmetics & Personal Care (1.01%)
Procter & Gamble, Co.	35	2,687

Electric (2.88%)
Dominion Resources, Inc. VA	25	1,414
Duke Energy Corp.	35	2,343
NextEra Energy, Inc.	20	1,512
Southern Co.	55	2,415
		7,684
Electronics (3.77%)
Agilent Technologies, Inc.	105	4,772
Avnet, Inc. (a)	155	5,295
		10,067
Food (1.50%)
Kraft Foods Group, Inc.	30	1,654
Mondelez International, Inc.	80	2,357
		4,011

Forest Products & Paper (0.60%)
International Paper Co.	35	1,615

Hand & Machine Tools (2.76%)
Kennametal, Inc.	170	7,368

Healthcare Services (6.17%)
Community Health Systems, Inc. (a)	180	8,671
UnitedHealth Group, Inc.	20	1,253
WellPoint, Inc.	85	6,542
		16,466
Insurance (10.67%)
Berkshire Hathaway, Inc. (a)	35	3,992
Genworth Financial, Inc. (a)	615	6,648
Hartford Financial Services Group, Inc.	280	8,576
MetLife, Inc.	210	9,284
		28,500
Leisure Time (1.70%)
Royal Caribbean Cruises Ltd.	130	4,551

SNOW CAPITAL FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 95.83% (continued)

Media (1.07%)
Comcast Corp.	40	$1,606
Walt Disney Co.	20	1,262
		2,868
Mining (2.48%)
Rio Tinto PLC - ADR	155	6,622

Miscellaneous Manufacturing (4.15%)
Eaton Corp PLC	90	5,945
General Electric Co.	220	5,130
		11,075
Oil & Gas (12.33%)
BP PLC - ADR	200	8,582
Chesapeake Energy Corp.	230	5,023
Chevron Corp.	40	4,910
ConocoPhillips	35	2,147
Exxon Mobil Corp.	100	9,047
Occidental Petroleum Corp.	15	1,381
Valero Energy Corp.	45	1,828
		32,918

Oil & Gas Services (2.39%)
Baker Hughes, Inc.	140	6,367

Pharmaceuticals (4.06%)
Johnson & Johnson	30	2,525
Merck & Co., Inc.	85	3,969
Pfizer, Inc.	160	4,357
		10,851
Retail (6.59%)
Big Lots, Inc. (a)	140	4,767
CVS Caremark Corp.	45	2,591
Kohl's Corp.	120	6,169
Macy's, Inc.	30	1,450
Walgreen Co.	55	2,627
		17,604
Software (5.60%)
Microsoft Corp.	265	9,243
VeriFone Systems, Inc. (a)	245	5,716
		14,959
Telecommunications (3.39%)
AT&T, Inc.	100	3,499
Cisco Systems, Inc.	230	5,538
		9,037

TOTAL COMMON STOCK (Cost $240,326)		255,902

SHORT TERM INVESTMENTS - 5.21%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $13,925)	13,925	13,925

TOTAL INVESTMENTS (Cost $254,251) - 101.04%		$269,827
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.04)%		(2,780)
NET ASSETS - 100%		$267,047

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW CAPITAL FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.76%

Aerospace & Defense (2.29%)
Boeing Co.	60	$5,941

Agriculture (3.35%)
Archer-Daniels-Midland Co.	270	8,702

Auto Parts & Equipment (3.02%)
Johnson Controls, Inc.	210	7,846

Banks (7.95%)
Goldman Sachs Group, Inc.	65	10,535
JPMorgan Chase & Co.	185	10,099
	250	20,634
Chemicals (6.04%)
EI du Pont de Nemours & Co.	150	8,369
Mosaic Co./The	120	7,298
	270	15,667
Cosmetics & Personal Care (2.37%)
Procter & Gamble Co.	80	6,141

Electronics (2.37%)
Agilent Technologies, Inc.	135	6,136

Forest Products & Paper (2.85%)
International Paper Co.	160	7,384

Hand & Machine Tools (3.17%)
Kennametal, Inc.	190	8,235

Healthcare Products (2.81%)
Hospira, Inc.(a)	210	7,283

Healthcare Services (4.95%)
Community Health Systems, Inc.	135	6,503
Health Management Associates, Inc. (a)	460	6,343
		12,846
Insurance (14.23%)
Endurance Specialty Holdings Ltd.	145	7,298
Hartford Financial Services Group, Inc.	340	10,414
MetLife, Inc.	235	10,389
XL Group PLC	280	8,800

SNOW CAPITAL FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.76% (continued)

Mining (9.67%)
Alcoa, Inc.	530	$4,505
Freeport-McMoRan Copper & Gold, Inc.	200	6,210
Newmont Mining Corp.	195	6,685
Rio Tinto PLC - ADR	180	7,690
		25,090
Miscellaneous Manufacturing (4.86%)
Eaton Corp PLC	115	7,597
General Electric Co.	215	5,014
		12,611
Oil & Gas (13.48)%
BP PLC - ADR	215	9,226
Devon Energy Corp.	140	7,959
Noble Corp.	180	6,975
Patterson-UTI Energy, Inc.	245	5,147
Phillips 66	85	5,658
		34,965
Oil & Gas Services (3.24%)
Baker Hughes, Inc.	185	8,414

Packaging & Containers (2.78%)
Sealed Air Corp.	300	7,206

Pharmaceuticals (2.80%)
Teva Pharmaceutical Industries Ltd. - ADR	190	7,258

Retail (2.31%)
Wal-Mart Stores, Inc.	80	5,987

Software (2.22%)
Microsoft Corp.	165	5,755

TOTAL COMMON STOCK (Cost $242,241)		251,002

SHORT TERM INVESTMENTS - 4.32%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $11,204)	11,204	$11,204

TOTAL INVESTMENTS (Cost $253,445) - 101.08%		262,206
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.08)%		(2,808)
NET ASSETS - 100%		$259,398

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW CAPITAL FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 95.54%

Aerospace & Defense (3.61%)
General Dynamics Corp.	125	$9,638

Agriculture (2.29%)
Archer-Daniels-Midland Co.	190	6,124

Airlines (1.49%)
Southwest Airlines Co.	280	3,968

Auto Parts & Equipment (6.21%)
Johnson Controls, Inc.	215	8,032
TRW Automotive Holdings Corp. (a)	135	8,552
		16,584
Banks (4.33%)
KeyCorp	625	6,737
TCF Financial Corp.	335	4,824
		11,561
Electronics (5.30%)
Agilent Technologies, Inc.	180	8,181
Avnet, Inc. (a)	175	5,978
		14,159
Engineering & Construction (1.69%)
KBR, Inc.	125	4,513

Forest Products & Paper (0.95%)
International Paper Co.	55	2,538

Hand & Machine Tools (3.65%)
Kennametal, Inc.	225	9,752

Healthcare Products (2.53%)
Hospira, Inc. (a)	195	6,763

Healthcare Services (7.39%)
Community Health Systems, Inc. (a)	55	2,649
Health Management Associates, Inc. (a)	485	6,688
WellPoint, Inc.	135	10,391
		19,728
Insurance (11.01%)
Assurant, Inc.	115	5,720
Genworth Financial, Inc. (a)	865	9,351
Hartford Financial Services Group, Inc.	340	10,414
XL Group PLC	125	3,929
		29,414

SNOW CAPITAL FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCK - 95.54% (continued)

Leisure Time (1.38%)
Royal Caribbean Cruises Ltd.	105	$3,676

Machinery - Construction & Mining (0.94%)
Terex Corp. (a)	70	2,511

Mining (2.36%)
Alcoa, Inc.	740	6,290

Oil & Gas (14.63%)
Chesapeake Energy Corp.	245	5,351
Devon Energy Corp.	130	7,390
Noble Corp.	230	8,912
Patterson-UTI Energy, Inc.	210	4,412
Ultra Petroleum Corp. (a)	375	8,543
Valero Energy Corp.	110	4,469
		39,077
Oil & Gas Services (2.30%)
Baker Hughes, Inc.	135	6,140

Packaging & Containers (1.84%)
Sealed Air Corp.	205	4,924

Pharmaceuticals (2.72%)
Endo Health Solutions, Inc. (a)	200	7,260

Retail (9.59%)
Big Lots, Inc. (a)	210	7,150
Kohl's Corp.	190	9,768
Macy's, Inc.	180	8,701
		25,619
Savings & Loan (3.62%)
First Niagara Financial Group, Inc.	990	9,672

Semiconductors (1.95%)
Marvell Technology Group Ltd.	480	5,203

Software (3.76%)
VeriFone Systems, Inc. (a)	430	10,032

TOTAL COMMON STOCK (Cost $239,125)		255,146

SHORT TERM INVESTMENTS - 5.66%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $15,124)	15,124	15,124

TOTAL INVESTMENTS (Cost $254,249) - 101.20%		$270,270
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.20)%		(3,193)
NET ASSETS - 100%		$267,047

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation– Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Funds’ Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of May 31, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds’ investments carried at fair value:

Snow Capital Dividend Plus Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$245,204	$-	$245,204
Preferred Stock (b)	10,692	-	10,692
Money Market Funds	8,273	-	8,273
Totals	$264,169	$-	$264,169

Snow Capital Focused Value Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$255,890	$-	$255,890
Money Market Funds	17,092	-	17,092
Totals	$272,982	$-	$272,982

Snow Capital Hedged Equity Fund
Assets:		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$432,283	$-	$432,283
Exchange Traded Funds (b)	61,787	-	61,787
Money Market Funds	27,677	-	27,677
Total Assets	$521,747	$-	$521,747
Liabilities:		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$28,993	$-	$28,993
Exchange Traded Funds (b)	137,090		137,090
Total Liabilities	$166,083	$-	$166,083

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

Snow Capital Market Plus Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$255,902	$-	$255,902
Money Market Funds	13,925	-	13,925
Totals	$269,827	$-	$269,827

Snow Capital Inflation Advantaged Equities Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$251,002	$-	$251,002
Money Market Funds	11,204	-	11,204
Totals	$262,206	$-	$262,206

Snow Capital Mid Cap Value Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$255,146	$-	$255,146
Money Market Funds	15,124	-	15,124
Totals	$270,270	$-	$270,270

(a)
As of and during the period since inception from March 28, 2013 through May 31, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of common stock and preferred stock by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the period since inception from March 28, 2013 through May 31, 2013.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 28, 2013 through May 31, 2013, no securities were fair valued.

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Snow Capital Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – Except for the Snow Capital Dividend Plus Fund, the Funds are non-diversified Funds.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2013 were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Snow Capital Dividend Plus Fund	$255,603	$13,226	$(4,660)	$8,566
Snow Capital Focused Value Fund	253,528	21,559	(2,105)	19,454
Snow Capital Hedged Equity Fund	340,918	20,697	(5,951)	14,746
Snow Capital Market Plus Fund	254,251	17,967	(2,391)	15,576
Snow Capital Inflation Advantaged Equities Fund	253,445	12,805	(4,044)	8,761
Snow Capital Mid Cap Value Fund	254,249	18,133	(2,112)	16,021

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Snow Capital Hedged Equity Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 26, 2013

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 26, 2013